American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2023

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 46.2%
Aerospace and Defense — 0.5%
Boeing Co., 1.43%, 2/4/24	1,410,000	1,404,091
Boeing Co., 4.875%, 5/1/25	1,860,000	1,852,248
		3,256,339
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,705,703
Automobiles — 1.4%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,700,000	1,679,369
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,667,668
Hyundai Capital America, 5.80%, 6/26/25(1)	2,054,000	2,065,726
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	2,200,000	2,273,880
		8,686,643
Banks — 15.1%
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(1)	1,280,000	1,276,394
Banco Santander SA, 5.59%, 8/8/28	3,200,000	3,266,245
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,483,333
Bank of America Corp., VRN, 3.46%, 3/15/25	2,070,000	2,060,434
Bank of America Corp., VRN, 5.93%, 9/15/27	2,045,000	2,087,546
Bank of America Corp., VRN, 5.82%, 9/15/29	1,865,000	1,926,348
Bank of Montreal, 5.92%, 9/25/25	3,745,000	3,805,594
Bank of Montreal, 5.27%, 12/11/26	480,000	486,820
Bank of Nova Scotia, 5.35%, 12/7/26	1,540,000	1,566,439
Barclays PLC, VRN, 6.50%, 9/13/27	1,545,000	1,588,959
Barclays PLC, VRN, 7.39%, 11/2/28	2,040,000	2,181,378
BPCE SA, 4.625%, 7/11/24(1)	1,500,000	1,484,198
BPCE SA, 5.15%, 7/21/24(1)	2,600,000	2,578,231
BPCE SA, VRN, 6.71%, 10/19/29(1)	1,565,000	1,649,561
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26	2,260,000	2,326,330
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,905,000	1,917,702
Citibank NA, 5.49%, 12/4/26	2,150,000	2,189,516
Citibank NA, 5.80%, 9/29/28	3,005,000	3,139,551
Credit Agricole SA, 4.125%, 1/10/27(1)	1,205,000	1,169,826
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)	802,000	840,792
Danske Bank A/S, VRN, 6.26%, 9/22/26(1)	1,577,000	1,605,188
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	1,500,000	1,354,188
Discover Bank, 3.45%, 7/27/26	1,770,000	1,674,283
DNB Bank ASA, VRN, 0.86%, 9/30/25(1)	1,800,000	1,738,805
Fifth Third Bancorp, 4.30%, 1/16/24	1,765,000	1,762,840
Fifth Third Bank NA, 3.85%, 3/15/26	800,000	769,729
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	4,490,000	4,554,206
Huntington National Bank, 5.65%, 1/10/30	1,300,000	1,312,491
Huntington National Bank, VRN, 5.70%, 11/18/25	1,560,000	1,541,197
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	3,040,000	3,009,476
Intesa Sanpaolo SpA, 4.00%, 9/23/29(1)	1,760,000	1,603,647
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	1,000,000	1,029,107
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	895,000	861,838
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	1,285,000	1,304,658
KeyBank NA, 4.39%, 12/14/27	1,855,000	1,745,953
KeyCorp, VRN, 3.88%, 5/23/25	2,275,000	2,224,620

Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	1,179,000	1,200,469
National Bank of Canada, 5.60%, 12/18/28	1,530,000	1,569,708
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	1,245,000	1,291,994
Societe Generale SA, 3.875%, 3/28/24(1)	1,765,000	1,756,845
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/2/24(1)	1,780,000	1,773,266
Toronto-Dominion Bank, 5.26%, 12/11/26	317,000	323,384
Truist Bank, VRN, 2.64%, 9/17/29	6,234,000	5,804,165
Truist Financial Corp., VRN, 7.16%, 10/30/29	311,000	336,115
U.S. Bancorp, VRN, 6.79%, 10/26/27	1,545,000	1,613,837
U.S. Bancorp, VRN, 5.78%, 6/12/29	2,637,000	2,710,999
Wells Fargo & Co., VRN, 5.57%, 7/25/29	2,104,000	2,149,577
Wells Fargo & Co., VRN, 6.30%, 10/23/29	375,000	395,453
Wells Fargo Bank N.A., 5.25%, 12/11/26	1,540,000	1,559,413
Westpac Banking Corp., 5.54%, 11/17/28	1,755,000	1,825,587
		92,428,235
Capital Markets — 4.0%
Ares Capital Corp., 4.25%, 3/1/25	2,120,000	2,074,147
ARES Capital Corp., 7.00%, 1/15/27	1,360,000	1,399,672
Blue Owl Capital Corp., 5.25%, 4/15/24	1,625,000	1,620,492
Blue Owl Capital Corp., 3.40%, 7/15/26	1,193,000	1,109,850
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)	1,560,000	1,610,583
Charles Schwab Corp., 5.875%, 8/24/26	2,205,000	2,262,327
Charles Schwab Corp., VRN, 5.64%, 5/19/29	840,000	862,114
Charles Schwab Corp., VRN, 6.20%, 11/17/29	485,000	508,885
Goldman Sachs Group, Inc., VRN, 5.86%, 10/21/24	3,330,000	3,326,265
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,240,000	1,316,587
Golub Capital BDC, Inc., 3.375%, 4/15/24	2,100,000	2,083,957
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,373,570
LPL Holdings, Inc., 6.75%, 11/17/28	817,000	871,449
Macquarie Bank Ltd., 5.39%, 12/7/26(1)	1,131,000	1,146,583
Morgan Stanley, VRN, 6.41%, 11/1/29	2,360,000	2,502,721
UBS Group AG, VRN, 5.71%, 1/12/27(1)	600,000	603,543
		24,672,745
Consumer Finance — 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	2,430,000	2,461,887
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.10%, 1/15/27	2,038,000	2,082,418
American Express Co., VRN, 5.39%, 7/28/27	2,610,000	2,640,664
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	2,347,000	2,316,292
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	1,375,000	1,327,304
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	1,465,000	1,495,092
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,774,000	1,751,677
Capital One Financial Corp., VRN, 7.15%, 10/29/27	982,000	1,020,005
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	1,980,000	1,862,424
Navient Corp., 5.875%, 10/25/24	510,000	510,303
OneMain Finance Corp., 9.00%, 1/15/29	1,180,000	1,248,533
Synchrony Financial, 4.25%, 8/15/24	2,850,000	2,819,901
		21,536,500
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,644,441
Diversified REITs — 1.2%
Agree LP, 2.00%, 6/15/28	1,900,000	1,649,737
Brixmor Operating Partnership LP, 3.90%, 3/15/27	3,290,000	3,139,590
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,302,719
Spirit Realty LP, 4.45%, 9/15/26	1,200,000	1,177,497
		7,269,543

Diversified Telecommunication Services — 0.8%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,799,390
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,561,271
Telecom Italia SpA, 5.30%, 5/30/24(1)	1,365,000	1,359,763
		4,720,424
Electric Utilities — 1.8%
American Electric Power Co., Inc., 2.03%, 3/15/24	2,000,000	1,983,852
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,447,513
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	1,020,000	1,011,236
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,625,431
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	1,354,291	1,223,450
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,477,250
		10,768,732
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	2,520,000	2,548,420
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	659,000	645,043
Warnermedia Holdings, Inc., 3.79%, 3/15/25	442,000	433,402
Warnermedia Holdings, Inc., 6.41%, 3/15/26	1,645,000	1,646,214
Warnermedia Holdings, Inc., 3.76%, 3/15/27	753,000	721,781
		3,446,440
Financial Services — 1.6%
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,116,963
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,357,500
Corebridge Global Funding, 5.75%, 7/2/26(1)	1,480,000	1,500,286
Corebridge Global Funding, 5.90%, 9/19/28(1)	1,540,000	1,588,980
Deutsche Bank AG, VRN, 7.15%, 7/13/27	2,987,000	3,102,140
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,275,000	1,314,273
		9,980,142
Ground Transportation — 1.0%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	3,800,000	3,653,330
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,195,903
		5,849,233
Health Care Providers and Services — 1.3%
CVS Health Corp., 5.00%, 2/20/26	1,915,000	1,924,511
HCA, Inc., 5.20%, 6/1/28	1,720,000	1,738,738
IQVIA, Inc., 5.70%, 5/15/28(1)	1,425,000	1,453,229
IQVIA, Inc., 6.25%, 2/1/29(1)	650,000	679,378
Tenet Healthcare Corp., 6.25%, 2/1/27	400,000	402,242
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	1,968,823
		8,166,921
Health Care REITs — 0.4%
Welltower OP LLC, 4.50%, 1/15/24	2,635,000	2,633,301
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,941,442
Hyatt Hotels Corp., 5.75%, 1/30/27	651,000	665,596
		2,607,038
Household Durables — 0.2%
Meritage Homes Corp., 6.00%, 6/1/25	1,384,000	1,381,884
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	1,605,000	1,688,606
Insurance — 2.1%
Athene Global Funding, 2.51%, 3/8/24(1)	2,600,000	2,583,032
Athene Global Funding, 1.45%, 1/8/26(1)	1,900,000	1,751,889
GA Global Funding Trust, 0.80%, 9/13/24(1)	2,650,000	2,547,658

GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,927,818
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,340,000	1,235,144
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	340,000	278,853
Metropolitan Life Global Funding I, 5.05%, 1/6/28(1)	2,315,000	2,340,819
		12,665,213
IT Services — 0.4%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,192,474
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,269,155
Life Sciences Tools and Services — 0.6%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,604,639
Media — 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/26	821,000	839,564
Gray Television, Inc., 7.00%, 5/15/27(1)	1,825,000	1,736,405
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,527,902
WPP Finance 2010, 3.75%, 9/19/24	3,295,000	3,241,059
		7,344,930
Metals and Mining — 0.5%
Steel Dynamics, Inc., 2.80%, 12/15/24	3,000,000	2,926,934
Multi-Utilities — 0.3%
DTE Energy Co., 4.22%, 11/1/24	1,556,000	1,538,766
Oil, Gas and Consumable Fuels — 2.1%
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	2,050,000	2,117,380
Ecopetrol SA, 5.375%, 6/26/26	1,500,000	1,471,765
Enbridge, Inc., VRN, 6.03%, 2/16/24	2,000,000	2,000,588
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,494,547
Energy Transfer LP, 6.05%, 12/1/26	1,450,000	1,491,630
Geopark Ltd., 5.50%, 1/17/27(1)	950,000	842,025
Hess Corp., 3.50%, 7/15/24	2,200,000	2,174,713
Petroleos Mexicanos, 6.50%, 3/13/27	1,200,000	1,119,409
		12,712,057
Passenger Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	1,724,613	1,623,952
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	2,355,000	2,317,448
		3,941,400
Retail REITs — 0.7%
Kimco Realty OP LLC, 4.45%, 1/15/24	743,000	742,251
NNN REIT, Inc., 4.30%, 10/15/28	2,038,000	1,980,392
SITE Centers Corp., 3.625%, 2/1/25	1,915,000	1,861,835
		4,584,478
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC, 5.35%, 3/1/26	1,129,000	1,135,328
Software — 0.2%
Oracle Corp., 2.65%, 7/15/26	1,380,000	1,309,088
Specialized REITs — 0.8%
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,858,556
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,925,165
		4,783,721
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.00%, 11/27/26	1,850,000	1,918,653
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	766,000	755,524
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,205,134
		2,960,658
TOTAL CORPORATE BONDS (Cost $280,159,968)		282,878,784

U.S. TREASURY SECURITIES — 20.8%
U.S. Treasury Notes, 1.125%, 1/15/25(2)	2,000,000	1,926,705
U.S. Treasury Notes, 5.00%, 10/31/25	47,000,000	47,541,602
U.S. Treasury Notes, 4.875%, 11/30/25	7,000,000	7,073,008
U.S. Treasury Notes, 4.375%, 8/15/26	7,700,000	7,753,238
U.S. Treasury Notes, 4.625%, 9/15/26	33,150,000	33,615,524
U.S. Treasury Notes, 2.00%, 11/15/26	700,000	661,883
U.S. Treasury Notes, 4.625%, 11/15/26	16,000,000	16,255,000
U.S. Treasury Notes, 4.375%, 12/15/26	12,000,000	12,119,063
U.S. Treasury Notes, 3.875%, 11/30/29	800,000	798,656
TOTAL U.S. TREASURY SECURITIES (Cost $126,377,313)		127,744,679
COLLATERALIZED LOAN OBLIGATIONS — 8.1%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.25%, (3-month SOFR plus 1.86%), 4/30/31(1)	1,000,000	1,000,016
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.91%, (3-month SOFR plus 2.51%), 7/24/29(1)	1,500,000	1,503,773
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.83%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,321,000	1,306,532
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 10/17/32(1)	1,910,000	1,896,665
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	2,000,000	1,986,765
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.62%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,753,000	1,750,985
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.84%, (3-month SOFR plus 2.46%), 8/14/30(1)	1,050,000	1,055,737
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.48%, (3-month SOFR plus 2.06%), 7/20/30(1)	650,000	650,594
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	1,166,983	1,164,728
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 9.33%, (3-month SOFR plus 3.91%), 7/20/30(1)	1,750,000	1,739,817
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(1)	1,100,000	1,095,097
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/17/30(1)	2,000,000	1,970,464
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.34%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,775,000	1,763,850
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.87%, (1-month SOFR plus 1.51%), 6/16/36(1)	3,042,000	2,961,403
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 7.35%, (3-month SOFR plus 1.96%), 9/15/29(1)	1,500,000	1,503,119
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 8.02%, (3-month SOFR plus 2.60%), 7/20/31(1)	2,300,000	2,309,667
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.37%, (3-month SOFR plus 2.00%), 7/20/31(1)(3)	2,050,000	2,050,000
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 10.02%, (3-month SOFR plus 4.61%), 1/22/28(1)	2,500,000	2,410,184
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 1/16/31(1)	2,000,000	1,997,349
PFP Ltd., Series 2021-8, Class D, VRN, 7.63%, (1-month SOFR plus 2.26%), 8/9/37(1)	900,000	835,263
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.72%, (1-month SOFR plus 2.36%), 4/25/38(1)	1,000,000	970,127
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.42%, (1-month SOFR plus 1.06%), 7/25/36(1)	1,940,134	1,907,949
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.73%, (1-month SOFR plus 2.37%), 10/25/39(1)	1,936,832	1,944,541
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.87%, (3-month SOFR plus 1.45%), 10/20/30(1)	782,803	783,081
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.65%, (1-month SOFR plus 2.30%), 6/17/37(1)	1,991,952	1,989,936
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.46%, (3-month SOFR plus 2.06%), 1/15/30(1)	1,500,000	1,493,513
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.58%, (3-month SOFR plus 2.16%), 12/28/29(1)	1,775,000	1,771,699
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.68%, (1-month SOFR plus 1.31%), 3/15/38(1)	1,814,032	1,772,878
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 8.08%, (3-month SOFR plus 2.66%), 9/15/30(1)	3,450,000	3,458,684
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.66%, (3-month SOFR plus 1.24%), 7/20/30(1)	640,575	640,085
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $49,484,196)		49,684,501
ASSET-BACKED SECURITIES — 5.1%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	1,302,547	1,057,069
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)	1,361,719	1,133,271
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	1,606,763	1,466,394
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	424,324	385,581

Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		1,552,042	1,426,486
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		1,836,865	1,465,630
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,865,950
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,291,516
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		248,598	229,917
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,672,950	1,553,352
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		3,025,000	2,720,423
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		424,094	385,787
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)		1,053,129	1,040,384
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,452,841	1,288,830
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,393,021	1,988,840
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		1,045,487	994,455
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		2,921,664	2,575,572
SBA Tower Trust, Series 2014-2A, Class C, SEQ, 3.87%, 10/15/49(1)		2,335,000	2,296,394
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)		119,599	115,911
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		79,589	76,871
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		1,476,475	1,243,565
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		2,355,612	2,142,093
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		2,500,000	2,259,094
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		15,823	15,465
TOTAL ASSET-BACKED SECURITIES (Cost $34,028,974)			31,018,850
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)		824,027	795,160
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)		1,750,000	1,618,475
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)		1,019,073	967,432
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.42%, (1-month SOFR plus 2.06%), 7/25/29(1)		1,105,869	1,108,438
CSMC Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(1)		1,336,000	1,074,269
FARM 21-1 Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)		2,213,806	1,599,371
Home RE Ltd., Series 2020-1, Class B1, VRN, 12.45%, (30-day average SOFR plus 7.11%), 10/25/30(1)		1,275,000	1,292,713
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)		532,759	536,754
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.04%, (30-day average SOFR plus 1.70%), 12/27/33(1)		263,427	263,666
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.19%, (30-day average SOFR plus 1.85%), 11/25/31(1)		243,774	243,931
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)		1,800,000	1,577,952
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.37%, (1-month SOFR plus 4.01%), 8/25/33(1)		361,613	363,291
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 7.24%, (30-day average SOFR plus 1.90%), 2/25/34(1)		444,730	445,147
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)		1,800,000	1,802,412
TYSN Mortgage Trust, Series 2023-CRNR, Class A, SEQ, VRN, 6.80%, 12/10/33(1)		1,250,000	1,303,568
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 2.32%, 5/25/65(1)		234,875	223,055
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)		817,673	730,529
			15,946,163
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.29%, (30-day average SOFR plus 2.95%), 6/25/42(1)		1,225,012	1,258,064
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)		620,691	626,603
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,432,639	264,085
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		1,028,235	178,364
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,392,538	203,490
			2,530,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,979,032)			18,476,769

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.64%, (1-month SOFR plus 2.27%), 11/15/34(1)	1,683,000	631,137
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.33%, (1-month SOFR plus 2.96%), 11/15/34(1)	1,581,000	240,325
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.49%, (1-month SOFR plus 3.13%), 6/15/40(1)	1,847,000	1,855,047
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.48%, (1-month SOFR plus 2.11%), 8/15/36(1)	1,400,000	1,187,776
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.56%, (1-month SOFR plus 2.20%), 5/15/36(1)	2,497,786	2,480,869
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.98%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,108,000	1,091,419
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.33%, (1-month SOFR plus 2.96%), 7/15/38(1)	1,493,504	1,468,418
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 3.96%, 12/10/36(1)	974,000	942,778
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.31%, (1-month SOFR plus 1.75%), 12/15/36(1)	1,615,000	1,602,787
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	1,853,000	1,662,565
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.88%, (1-month SOFR plus 1.51%), 3/15/38(1)	3,061,952	2,951,367
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.98%, (1-month SOFR plus 1.61%), 1/15/36(1)	1,512,000	1,357,973
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,079,722)		17,472,461
BANK LOAN OBLIGATIONS(4) — 1.0%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.60%, (3-month SOFR plus 3.25%), 8/24/28	992,500	998,261
Passenger Airlines — 0.1%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	480,150	480,330
Pharmaceuticals — 0.5%
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.97%, (1-month SOFR plus 3.50%), 5/5/28	3,397,578	3,419,510
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 2023 Term Loan B, 9.11%, (1-month SOFR plus 3.75%), 3/8/30	992,500	992,500
TOTAL BANK LOAN OBLIGATIONS (Cost $5,851,294)		5,890,601
SHORT-TERM INVESTMENTS — 12.7%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	374,941	374,941
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $899,379), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $881,421)		880,902
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $10,780,466), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $10,575,236)		10,569,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.625% - 2.875%, 4/30/25 - 8/15/29, valued at $896,527), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $883,520)		883,000
		12,332,902
Treasury Bills(5) — 10.6%
U.S. Treasury Bills, 5.11%, 11/29/24	68,000,000	65,146,853
TOTAL SHORT-TERM INVESTMENTS (Cost $77,652,258)		77,854,696
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $612,612,757)		611,021,341
OTHER ASSETS AND LIABILITIES — 0.3%		1,862,966
TOTAL NET ASSETS — 100.0%		$612,884,307

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,003,038	CAD	4,072,901	UBS AG	3/15/24	$(73,769)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	915	March 2024	$188,411,367	$1,746,301
U.S. Treasury 10-Year Notes	32	March 2024	3,612,500	42,516
			$192,023,867	$1,788,817
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	504	March 2024	$54,821,813	$(935,735)
U.S. Treasury 10-Year Ultra Notes	41	March 2024	4,838,641	(194,205)
U.S. Treasury Long Bonds	8	March 2024	999,500	(71,703)
U.S. Treasury Ultra Bonds	2	March 2024	267,187	(23,020)
			$60,927,141	$(1,224,663)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $208,675,281, which represented 34.0% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,462,370.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$282,878,784	—
U.S. Treasury Securities	—	127,744,679	—
Collateralized Loan Obligations	—	49,684,501	—
Asset-Backed Securities	—	31,018,850	—
Collateralized Mortgage Obligations	—	18,476,769	—
Commercial Mortgage-Backed Securities	—	17,472,461	—
Bank Loan Obligations	—	5,890,601	—
Short-Term Investments	$374,941	77,479,755	—
	$374,941	$610,646,400	—
Other Financial Instruments
Futures Contracts	$1,788,817	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,224,663	—	—
Forward Foreign Currency Exchange Contracts	—	$73,769	—
	$1,224,663	$73,769	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.